Consolidated Statement of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Interest, Dividend and Fee Income
Loans	$ 16,275	$ 13,564	$ 12,575
Securities (Note 3)	2,535	1,801	1,590
Deposits with banks	641	324	223
Interest, Dividend and Fee Income	19,451	15,689	14,388
Interest Expense
Deposits	6,080	3,894	3,036
Subordinated debt	226	155	170
Other liabilities	2,832	1,633	1,310
Interest Expense	9,138	5,682	4,516
Net Interest Income	10,313	10,007	9,872
Non-Interest Revenue
Securities commissions and fees	1,029	969	924
Deposit and payment service charges	1,144	1,123	1,076
Trading revenues	1,830	1,352	1,192
Lending fees	997	917	859
Card fees	564	479	526
Investment management and custodial fees	1,742	1,622	1,556
Mutual fund revenues	1,473	1,411	1,364
Underwriting and advisory fees	936	1,036	820
Securities gains, other than trading (Note 3)	239	171	84
Foreign exchange gains, other than trading	182	191	162
Insurance revenue	1,879	2,070	2,023
Investments in associates and joint ventures	167	386	140
Other	542	526	489
Non-Interest Revenue	12,724	12,253	11,215
Total Revenue	23,037	22,260	21,087
Provision for Credit Losses (Notes 1 and 4)	662	746	771
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities(Note 14)	1,352	1,538	1,543
Non-Interest Expense
Employee compensation (Notes 20 and 21)	7,459	7,467	7,382
Premises and equipment (Note 9)	2,753	2,491	2,393
Amortization of intangible assets (Note 11)	503	485	444
Travel and business development	673	693	646
Communications	282	286	294
Professional fees	564	563	523
Other	1,379	1,345	1,359
Non-Interest Expense	13,613	13,330	13,041
Income (loss) before taxes and non-controlling interest in subsidiaries	7,410	6,646	5,732
Provision for income taxes (Note 22)	1,960	1,296	1,101
Net Income	5,450	5,350	4,631
Attributable to:
Bank shareholders	5,450	5,348	4,622
Non-controlling interest in subsidiaries		2	9
Net Income	$ 5,450	$ 5,350	$ 4,631
Earnings Per Share (Canadian $) (Note 23)
Basic	$ 8.19	$ 7.95	$ 6.94
Diluted	8.17	7.92	6.92
Common shares [member]
Earnings Per Share (Canadian $) (Note 23)
Dividends per share	$ 3.78	$ 3.56	$ 3.40